DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of assets and results of operations of the discontinued operations

The following table presents the major classes of assets of the discontinued operations (stated in thousands):

	December 31,	December 31,
	2023	2022
Fixed assets	$311	$70
Finance lease right of use asset, net	118	382
Intangibles, net	98	390
Goodwill	1,910	1,025
Total assets	$2,437	$1,867

The following table summarizes the results of operations of the discontinued operations (stated in thousands):

	Year Ended December 31,
	2023	2022
Revenue
Technical services	$2,991	$3,519
Professional services	3,785	8,476
Other	978	(1,490)
Revenue, net	7,754	10,505
Cost of revenues, excluding depreciation and amortization	11,380	12,658
Gross margin	(3,626)	(2,153)
Operating expenses
Sales and marketing	366	945
Depreciation and amortization	582	4,051
Total operating expenses	948	4,996
Loss from discontinued operations	(4,574)	(7,149)
Other expenses
Interest expense	(45)	(100)
Total other expense	(45)	(100)
Loss from discontinued operations	(4,619)	(7,249)
Income tax expense	(12)	—
Net loss from discontinued operations	$(4,631)	$(7,249)